Financial debt	12 Months Ended
Dec. 31, 2017
Financial debt
Financial debt

Note 12 – Financial debt

Financial debt consists of the following:

	As of December 31,
Current financial debt	2017	2016
Bank overdrafts – principal	135	1,707
Bank loans – principal	182	839
Notes – principal	2,158	566
NDF (Note 20)	8	2
Accrued interest and related expenses	711	152

	3,194	3,266

Non-current financial debt
Notes – principal	-	2,084
Bank loans – principal	8,012	6,562
NDF (Note 20)	9	-
Accrued interests and related expenses	1,020	-

	9,041	8,646

Total financial debt	12,235	11,912

Bank overdrafts

As of December 31, 2017, Telecom Argentina had bank overdrafts amounting to $135.

Bank and other financing entities loans

Personal

On July 5, 2016, Personal had accepted an offer from the International Finance Corporation (IFC) for the assessment and transfer of funds for purposes of financing investment needs, work capital and debt refinancing for an amount of up to US$ 400 million.

On October 5, 2016 Personal and the IFC signed the loan agreement (“IFC Loan”) for an amount of US$ 400 million and for a six year period, payable in 8 equal half-yearly installments since the 30th month, with a 6 month LIBOR rate + 400bp. This loan will be used to deploy the 4G network and refinance short-term financial liabilities. The loan terms include standard commitments and limitations for this type of financial transactions.

On October 26, 2016 Personal received the loan proceeds for an amount of US$ 392.5 million, net of expenses of US$ 7.5 million (equivalent to $5,956 as of the date of the disbursement).

In April 2017, Personal and the Inter-American Investment Corporation (“IIC”), a member of the Inter-American Development Bank (“IDB”) Group, signed a loan agreement (“IIC Loan”) for an amount of US$ 100 million maturing in September 2022, payable in 8 equal half-yearly installments since the 24th month, with a 6 month LIBO rate + 400bp. The funds of this loan will be allocated to deploy the 4G network and for financing working capital and other financial needs. The loan terms include standard commitments and covenants for this type of financial transactions.

The funds were effectively disbursed by IIC on September 18, 2017 (approximately $1,723).

Núcleo

The following table shows the outstanding loans with different local financing entities in Paraguay and their main terms as of December 31, 2017:

Principal nominal value (in million of Guaraníes)	Amortization term	Book value
		Current	Non-current
80,000	1.9 years	132	132
40,000	1.7 years	50	83
120,000		182	215

The weighted average annual rate of these loans is 8.83% in Guaraníes and the weighted average amortization term of these loans is approximately 2 years.

The terms and conditions of Núcleo’s loans provide for certain events of default which are considered standard for these kinds of operations.

Global Programs for the issuance of Notes

Telecom Argentina

The Ordinary and Extraordinary Shareholders’ Meeting of Telecom Argentina held on December 15, 2011, approved the creation of a Medium Term Notes Global Program for a maximum outstanding amount of US$ 500 million or its equivalent in other currencies for a term of five years.

On December 28, 2017, Telecom Argentina held an Ordinary Shareholders’ Meeting that approved a Notes Global Program for a maximum outstanding amount of US$ 3,000 million or its equivalent in other currencies. The delegation of powers in the Board of Directors was also approved to determine and modify the terms and conditions of the Program as well as to establish the issuance opportunities.

Personal

The Ordinary and Extraordinary Shareholders’ Meeting of Personal held on December 2, 2010, had approved the creation of a Medium Term Notes Global Program for a maximum outstanding amount of US$ 500 million or its equivalent in other currencies for a term of five years. On October 13, 2011, the CNV had authorized such Program, through Resolution No. 16,670.

Personal’s Ordinary Shareholders’ Meeting held on May 26, 2016 authorized to extend the due date and expand the Program’s maximum circulation amount up to US$ 1,000 million or its equivalent in other currencies.

On October 20, 2016, the CNV authorized the extension and expansion of the mentioned Program through Resolution No. 18,277. Within such Program, Personal issued notes in four series under the following conditions:

Series II

Issuance date: December 10, 2015.

Amount involved: $149,000,000

Expiration Date: 36 months from its issuance date (December 10, 2018).

Amortization: Capital will be settled by one payment in an amount equal to 100% of total capital, payable on their maturity date (December 10, 2018).

Interest rate: Series II notes bear interest from its issuance date until the ninth month maturity (inclusive) at a nominal fixed annual rate equivalent to 28.75% per annum and since the beginning of the tenth month until its maturity date will bear at a floating rate equivalent to the Badlar Privada rates published by the BCRA plus 4.00% per annum.

Interest Payment Date: Interest will be paid quarterly in arrears since issuance date. The last interest payment date will be the maturity date.

Series III

Issuance date: November 16, 2016.

Amount involved: $721,969,404.

Expiration Date: 18 months from its issuance date (May 16, 2018).

Amortization: Capital will be settled by one payment in an amount equal to 100% of total capital, payable on their maturity date (May 16, 2018).

Interest rate: Series III notes bear interest from its issuance date until their maturity date at a nominal floating annual rate equivalent to the Badlar Privada rates published by the BCRA plus 2.90% per annum.

Interest Payment Date: Interest will be paid quarterly in arrears since issuance date. The last interest payment date will be the maturity date.

Series IV

Issuance date: November 16, 2016.

Amount involved: US$ 77,900,400 (equivalent to approximately $ 1,207 as of the issuance date).

Expiration Date: 24 months from its issuance date (November 16, 2018).

Amortization: Capital will be settled by one payment in an amount equal to 100% of total capital, payable on their maturity date (November 16, 2018).

Interest rate: Series IV notes bear interest from its issuance date until their maturity date at a nominal fixed annual rate equivalent to 4.85%.

Interest Payment Date: Interest will be paid quarterly in arrears since issuance date. The last interest payment date will be the maturity date.

Use of Funds

The funds arising from the Series I (already cancelled), and II notes placement were used for the partial settlement of bank overdrafts that Personal had taken to finance the acquisition of 3G and 4G frequencies bands. Funds from notes placement have been applied to “debt refinancing”.

The funds arising from the Series III and IV notes were used for local bank overdrafts cancellation (“refinancing of liabilities”).

Notes Rating

The mentioned notes have a local risk rating awarded by FIX SCR S.A. of “AA+(arg)” with a stable outlook. National “AA” involves a solid credit quality with respect to other note’s issuers of the country or other notes issued in the country.

Events of default

The terms and conditions of the Notes provide for certain events of default as follows:

✓	lack of payment of capital and/or interests of any of the notes at the maturity date during the term stated in the respective contracts;
✓

lack of payment of capital and/or interests of any other financial debt of Personal or its subsidiaries for an amount of at least US$ 20 million (“cross default” clause), after the expiration of the agreed grace period;

✓	final court sentence dictamination (including seizure, executions of property, and similar court decisions) for an amount of at least US$ 20 million;
✓	bankruptcy petition, presentation of reorganization proceeding, or homologation petition of out-of-court preventive agreement of Personal or any of its subsidiaries;
✓

any other situation that could cause the revocation of licenses granted to Personal or its subsidiaries (if applicable), in the case of total or partial license revocation that derives in negative effect on the commercial activity, assets, financial and economic situation of Personal or its subsidiaries (taken as a whole).

According to the terms of the notes issued if any case of non-compliance is verified, the debt holders are allowed to demand the payment of the outstanding amount of capital and accrued interest at the time of non-compliance (“acceleration clause”). The application of this clause is generally optional for the debt holders and it is subject to compliance of certain requirements and conditions.

As of the date of issuance of these consolidated financial statements, Telecom Group is in compliance with its respective loans agreements’ commitments.